Financial Instrument - Summary of Maximum Credit Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Fixed Rate of Instruments [abstract]
Trade and unbilled receivables	€ 2,926	€ 2,283
Investments	61,800	41,103
Cash and cash equivalents	143,747	149,678	[1]	€ 56,917		€ 32,851
Maximum exposure to credit risk	€ 208,473	€ 193,064

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.